As filed with the Securities and Exchange Commission on November 29, 2021
1933 Act Registration No. 333-230052
1940 Act Registration No. 811-09241
CIK No. 0001080299

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 77
Lincoln Life Flexible Premium Variable Life Account S
(Exact Name of Registrant)
Lincoln Corporate ExecSM VUL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2020 was filed March 26, 2021.
It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)
/ /	on May 1, 2021 pursuant to paragraph (b)
/X/	60 days after filing pursuant to paragraph (a)(1)
/ /	on XX XX, 2021 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be ___________.

Supplement Dated XX XX, 2021
To the Product Prospectus for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate ExecSM VUL

This Supplement outlines updates to the Charges and Fees outlined in “Table II: Periodic Charges Other Than Fund Operating Expenses”. All other provisions outlined in your prospectus, as supplemented, remain unchanged.

Please refer to the May 1, 2021 prospectus for a discussion of all other provisions of your Policy that are not discussed in this Supplement.

This Supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this Supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Special Terms section, as amended by this Supplement.

The prospectus is being amended as follows (in order of how these respective sections appear in the prospectus):

Charges and Fees
Table II: Periodic Charges Other Than Fund Operating Expenses
Table II describes the fees and expense that you will pay periodically during the time that you own your Policy, not including the fund operating expenses shown in Table III.

Charge	When Charge is Deducted	Amount Deducted
Rider Charges
Term Insurance Rider* A dollar amount per $1,000 of Net Amount at Risk. Maximum Charge[1] Minimum Charge Maximum Charge for a Representative Insured: male, age 45, nonsmoker.	Monthly	$83.33 per $1,000 $0.00 per $1,000 $0.19 per $1,000
*
These charges and costs vary based on individual  characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.

[1]	Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate.

Please retain this Supplement for future reference.

Part A
The Prospectus for Lincoln Corporate ExecSM VUL is incorporated herein by reference to Post (File No. 333-230052) filed on April 8, 2021 and to the definitive 497 Filing filed on May 3, 2021.
Part B
The Statement of Additional Information for Lincoln Corporate ExecSM VUL, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account S, is incorporated herein by reference to Post (File No. 333-230052) filed on April 8, 2021 and to the definitive 497 Filing filed on May 3, 2021.

PART C - OTHER INFORMATION
Item 26. EXHIBITS
(a)	Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-04999) filed on September 25, 1996.
(b)	Commission Schedule for Variable Life Policies incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.
(c)	(1)	Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(a)	Amendment Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)	Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)	Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)	Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)	Form of Broker-Dealer Selling Agreement among the Lincoln National Life Insurance company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(d)	(1)	Policy 19-LCEVUL943 incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.
(2)	Term Insurance Rider—LR862 (01/19) incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.
(3)	Surrender Value and Loan Spread Enhancement Rider—LSR-866 incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.
(4)	Customized Benefit Enhancement Rider—CBE-865 incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.
(5)	Earnings Stabilization Rider—LR798 (07/13) incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-125790) filed on October 18, 2013.
(6)	Change of Insured Benefit Rider—LR493 incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-72875) filed on April 14, 2004.
(e)	(1)	Corporate Owned Application – Form EBF11181 incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.
(2)	Corporate Owned Application – Form EBF11194 (Part II) incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.
(3)	Corporate Consent Form – Form EBF11195 incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.
(4)	Corporate Consent Form – Form EBF11196 incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.
(5)	Individually Owned Application – Form B61 incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.
(6)	Individually Owned Application – Form B62_5-12 incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.
(7)	Individually Owned Application – Form B63_5-12 incorporated by reference to Registration Statement on Form N-6 (File No. 333-230052) filed on March 4, 2019.

(f)	(1)	Articles of Incorporation of The Lincoln National Life Insurance Company incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-04999) filed on September 25, 1996.
(2)	Bylaws of The Lincoln National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g)	Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.
(h)	Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(2)	AllianceBernstein Variable Products Series Fund, Inc. incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(3)	American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(4)	American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)	Amendment No. 15 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(5)	BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds, II, Inc., incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(a)	Amendment dated August 31, 2018 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(6)	Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(7)	Deutsche DWS Investments VIT Funds incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(8)	Deutsche DWS Variable Series II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(9)	Eaton Vance Variable Trust incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-193272) filed on May 16, 2014.
(10)	Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(11)	Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(12)	Goldman Sachs Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(13)	Ivy Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-193272) filed on May 16, 2014.
(a)	Amendment incorporated by reference to Post-Effective Amendment No. 32 on Form N-6 (File No. 333-125790) filed on April 3, 2017.
(14)	Janus Aspen Series incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(15)	JPMorgan Insurance Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(16)	Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(a)	third amendment incorporated herein by reference to Post-Effective Amendment No. 13 filed on Form N-4 (File No. 333-212680) filed on February 11, 2021.

(17)	Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(18)	MFS Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)	Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(19)	Neuberger Berman Advisers Management Trust incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(20)	Northern Lights Variable Trust incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(a)	Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(b)	Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on February 11, 2021.
(21)	Oppenheimer Variable Account Funds incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(22)	PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(23)	Putnam Variable Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)	Amendment No. 7 incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
(b)	Amendment No. 8 incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(24)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996. (Fund Participation Agreement)
(a)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-05827) filed on April 3, 2003. (Amendment)
(b)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-04999) filed on April 6, 2011. (Amendment dated February 9, 2011)
(c)	T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-04999) filed on April 6, 2012. (Amendment dated October 10, 2011)
(d)	Amendment dated March 24, 2014 incorporated by reference to Post-Effective Amendment No. 28 on Form N-6 (File No. 333-125790) filed on April 1, 2015.
(25)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008. (Fund Participation Agreement)
(a)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 15, 2011. (Amendment dated July 16, 2010)
(b)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-68842) filed on April 19, 2013. (Amendment dated April 4, 2012)
(c)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-125790) filed on April 1, 2014. (Amendment dated November 11, 2013)
(i)	(1)	Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j)	Not applicable.
(k)	Opinion and Consent of Jassmin McIver-Jones, Esquire (Filed Herein)
(l)	Not Applicable.

(m)	Not Applicable.
(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (Filed Herein)
(o)	Not applicable.
(p)	Not applicable.
(q)	Compliance Procedures incorporated by reference to Post-Effective Amendment No. 39 on Form N-6 (File No. 333-125790) filed on April 8, 2021.
Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President, Director and Chairman
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer, Interim Chief Accounting Officer and Director
Craig T. Beazer**	Executive Vice President, General Counsel and Director
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
Shantanu Mishra*	Vice President and Treasurer
Keith J. Ryan*	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*	Principal business address is 1301 South Harrison Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 350 Church Street, Hartford, CT 06103
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (incorporated by reference to Post-Effective Amendment No. 49 on Form N-4 (File No. 333-135219) filed on October 6, 2021.)
Item 29. Indemnification
(a)	Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.
(b)	Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
John C. Kennedy*	President and Chief Executive Officer
William A. Nash**	Senior Vice President and Director
Claire H. Hanna*	Secretary
Andrew J. Bucklee*	Senior Vice President and Director
Shantanu Mishra*	Vice President, Treasurer
Thomas O'Neill*	Senior Vice President, Chief Operating Officer
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
*	Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087
**	Principal Business address is 3108 Rhett Butler Place, Charlotte, NC 28270
(c)	N/A
Item 31. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1301 S. Harrison Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105.
Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, has duly caused this Post-Effective Amendment No. 4 to the Registration on Form N-6 (File No.: 333-230052; 811-09241; CIK: 0001080299) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 18th day of November, 2021 at 5:08 pm.

Lincoln Life Flexible Premium Variable Life Account S
(Registrant)

/s/Douglas K. Noble
By _________________________________
Douglas K. Noble
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/Douglas K. Noble
By _________________________________
Douglas K. Noble
     Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration on Form N-6 (File No.: 333-230052; 811-09241; CIK: 0001080299) has been signed below on November 22, 2021 at 4:25 pm, by the following persons, as officers and directors of the Depositor, in the capacities indicated.

Signature Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer and
Ellen G. Cooper	Director

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/Craig  T. Beazer*
_____________________________        Executive Vice President, General Counsel and Director
Wilford H. Fuller

/s/ Keith J. Ryan *
______________________________        Vice President and Director
Keith J. Ryan

            /s/Jassmin McIver-Jones
* By ________________________________________
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement